NET EARNINGS (LOSS) PER COMMON SHARE - Schedule of Basic and Diluted Net Earnings (Loss) per Common Share(Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Effect of dilutive stock options (thousands of shares)	7,729	0	0
Weighted average common shares outstanding – basic (thousands of shares)	1,175,094	1,100,471	1,093,862
Weighted average common shares outstanding – diluted (thousands of shares)	1,182,823	1,100,471	1,093,862
Net earnings (loss)	$ 2,397	$ (204)	$ (637)
Net earnings (loss) per common share - basic (in CAD per share)	$ 2.04	$ (0.19)	$ (0.58)
Net earnings (loss) per common share - diluted (in CAD per share)	$ 2.03	$ (0.19)	$ (0.58)